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                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT

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                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 1, 1999

The "Dogs" of Wall Street and MFS Mid-Cap Growth Portfolios are currently not available in all states. Please contact your financial representative or First SunAmerica Life Insurance Company at
(800) 99NY-SUN for specific information regarding availability of these Portfolios in your state.

Date: April 1, 1999